Index Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 29, 2024
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 and subsequent supplements for Index Annuity issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
The following information should be read in connection with the information presented on the first page of your prospectus.
The Variable Funding Options available under all Contracts are:
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class A
MetLife MSCI EAFE® Index Portfolio — Class A
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class D
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6%(1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
The interest rate used to calculate this present value is 1% higher than the Assumed (Daily)
Net Investment Factor used to calculate The Annuity Payments.)

Principal Protection Cancellation Charge
(as a percentage of Purchase Payment withdrawn from the Protected Funding Option)

Years Since Purchase Payment Made		Cancellation Charge
Greater than or Equal to	But less than
0 years	3 years	4%
3 years	6 years	3%
6 years	7 years	2%
7 years	8 years	1%
8 + years		0%
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30
(Waived if contract value is $50,000 or more)

(1)
The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for eight years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	6 years	4%
6 years	7 years	3%
7 years	8 years	2%
8 + years		0%
(2)
We do not currently assess the transfer charge.
(3)
This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after eight years. The charge is as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	6 years	4%
6 years	7 years	3%
7 years	8years	2%
8+years		0%

Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)
	Standard Death Benefit		Enhanced Death Benefit
Mortality and Expense Risk Charge	1.25%	Mortality and Expense Risk Charge	1.45%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
Total Annual Separate Account Charges	1.40%	Total Separate Account Charges	1.60%
Underlying Fund Expenses as of December 31, 2023 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owner Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.32%	0.39%
Underlying Fund Fees and Expenses as of December 31, 2023
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
MetLife MSCI EAFE® Index Portfolio — Class A	0.30%	—	0.08%	0.01%	0.39%	—	0.39%
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.06%	0.01%	0.32%	—	0.32%
MetLife Stock Index Portfolio — Class D	0.25%	0.10%	0.03%	—	0.38%	0.02%	0.36%

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 28, 2025. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.

The Annuity Contract

Contract Owner Inquiries
Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
•
Telephone: (833) 208-3018 (unless otherwise indicated below), Monday – Friday 9:00AM – 7:00 PM Eastern Time
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Fax: (877) 319-2495 (unless otherwise indicated below)
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Mail:
Rollover Requests (Non-ERISA plan/ IRA account)	P.O. Box 70255 Philadelphia, PA 19176-0255
Payments/ Contributions (Non-Qualified/ IRA account)	P.O. Box 70247 Philadelphia, PA 19176-0247
General Servicing Requests and Elections for Contracts receiving Annuity Payments	P.O. Box 4363 Clinton, IA 52733-4363 Telephone: (800) 882-1292 Fax: (877) 246-8424
Death Claims for Contracts receiving Annuity Payments	P.O. Box 4364 Clinton, IA 52733-4364 Telephone: (800) 882-1292 Fax: (877) 245-8163
All Other Correspondence and Requests	P.O. Box 4261 Clinton, IA 52733-4261
The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owner Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
MetLife MSCI EAFE® Index Portfolio — Class A	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MetLife Russell 2000® Index Portfolio — Class A	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Stock Index Portfolio — Class D	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC

Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
FEDERAL TAX CONSIDERATIONS

Changes Affecting Qualified Annuity Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023.  This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs.  In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth.  The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict.
A cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for BLIC. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect our ability to conduct business or administer the contract, particularly if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event.
Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.